Share-based compensation (Summary of RSUs Activities) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Number of RSUs
Unvested, Beginning Balance
Granted	948,600
Forfeited	(54,000)
Vested
Unvested, Ending Balance	894,600
Weighted Average Remaining Contractual Life, Outstanding	9 years 7 months 13 days
Weighted Average Grant Date Fair Value, Granted	$ 21.10